DERIVATIVES AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2017
DERIVATIVES AND HEDGING ACTIVITIES [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES
NOTE 6:-	DERIVATIVES AND HEDGING ACTIVITIES

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging" ("ASC No. 815"). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels ("NIS"). As of June 30, 2017, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as an asset of $99, included in the balance sheet within "Other accounts receivable and prepaid expenses". As of December 31, 2016, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as liability of $7, included in the balance sheet within "Accrued expenses and other current liabilities". The Company measured the fair value of these hedging contracts in accordance with ASC No. 820, and they were classified as Level 2. Net income (loss) from hedging transactions recognized in financial expenses, net during the first six months of 2017 and 2016 was ($2) and $3, respectively.

As of June 30, 2017 and December 31, 2016, the notional principal amount of the hedging contracts to sell U.S. dollars held by the Company was $2,873 and $4,963, respectively.

As of June 30, 2017 and December 31, 2016, there were no hedging contracts that were not designated as hedging instruments.